Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 17 - SHARE-BASED COMPENSATION:

In May 2016, the Board of Directors approved a new equity incentive plan (the “Plan”). During 2023 the Board of Directors approved an additional increase of the pool of 707,358 ordinary shares for grant to Company employees.

In February 2024, certain members of the Company’s executive management, including mainly the chief executive officer and chief technology officer, collectively sold in a privately negotiated transaction a number of ordinary shares representing less than 10% of their personal collective holdings to a number of the Company’s existing shareholders for an aggregate purchase price of approximately $3.0 million. The Company determined that the sale contains a compensatory element, and therefore an incremental compensation expense was recognized in the amount of $1,572 as share-based compensation.

In May 2024, the Company approved and granted options to its employees and subcontractors to purchase 146,304 ordinary shares at an exercise price of 0.23 NIS per share and 395,735 ordinary shares at an exercise price of $9.44-$10.88 per share. The options vest over a four-year period, 25% of which vest on the first anniversary of the date of the grant, and the remaining amount vest over the following three years in equal parts at the end of each subsequent fiscal quarter, subject to continued employment or service with the Company at the time of vesting. The options expire 10 years from the date of grant. The estimated fair value of the options granted in May 2024 was $6.8 million.

As of December 31, 2024, 38,442 shares remain available for grant under the Plan. The Company’s option awards generally vest over a four-year period, with 25% of the options vesting on the first year anniversary of grant and the remaining options vesting over the remaining period every quarter, and have a maximum term of 10 years.

Options granted to employees and non-employees:

In the years ended December 31, 2024, and 2023, the Company granted options as follows:

	Year ended December 31, 2024
	Award amount	Exercise price	Vesting period	Expiration
Employees	65,957	0.23 NIS	4 years	10 years
Employees	378,901	$9.44-$10.88	4 years	10 years
Directors	75,957	0.23 NIS	4 years	10 years
Subcontractors	4,390	0.23 NIS	4 years	10 years
Subcontractors	16,834	$9.67-$10.48	4 years	10 years
Total granted	542,039

	Year ended December 31, 2023
	Award amount	Exercise price	Vesting period	Expiration
Employees	339,185	0.23 NIS	4 years	10 years
Subcontractors and directors	4,997	0.23 NIS	4 years	10 years
Total granted	344,182

The fair value of options granted to employees, subcontractors and directors during 2024 and 2023 was $6.8 million and $3.7 million, accordingly.

The fair value of each option granted is estimated using the Black-Scholes option pricing method. The volatility was calculated on a daily basis for a period equal to the expected term of each option and based on the 75th percentile of the observations from comparable companies.

The estimation of the risk-free interest rates was based on the zero-coupon yield of U.S. Treasury bonds for the expected term of each option. When appropriate, the Company’s management uses the simplified method for as its expected life for employees, absent sufficient historical share option exercise experience, and the expected term of each option as its expected life for sub-contractors. The Company’s historical share option exercise experience does not provide a reasonable basis for estimating the expected term. The expected term of the options granted represents the period of time that granted options are expected to remain outstanding.

The underlying data used for computing the fair value of the options (as of the grant date) are as follows:

	2024	2023
Employees
Expected term (years) —	6.11	5.91-6.14
Expected volatility	43.48%	40.98% - 42.14%
Risk free interest rate	4.30%	3.80%-3.83%
Expected dividend yield	0.00%	0.00%
Exercise price	0.06-10.48	0.06

Non-Employees
Expected term (years) —	10.00	10.00
Expected volatility	43.48%	42.09%-42.17%
Risk free interest rate	4.30%	3.64%-3.75%
Expected dividend yield	0.00%	0.00%
Exercise price	0.06-10.48	0.06

Assumptions regarding the price of the underlying shares:
Probability of an IPO	30%	25%
Expected time to IPO (years)	0.5	0.75
Probability of liquidation event	70%	75%
Expected time to liquidation (years)	2.0	2.0

Summary of outstanding and exercisable options:

The following table summarizes the number of options outstanding for the years ended December 31, 2024 and December 31, 2023, and related information:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate Intrinsic Value (in U.S. dollars)
Outstanding at December 31, 2023	1,300,475	$0.066	7.75	$14,109
Granted	542,039	$7.667	9.85	$-
Exercised	(186,038)	$0.062	(6.82)	$1,508
Forfeited	(23,684)	$4.466	(8.86)	$-
Expired	(2,219)	$0.065		$-
Outstanding at December 31, 2024	1,630,573	$2.5259	7.63	$12,274

Exercisable at December 31, 2024	947,700	$0.518	6.67	$8,938
Vested and expected to vest at December 31, 2024	1,630,573	$2.529	7.63	$12,274
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate Intrinsic Value (in U.S. dollars)
Outstanding at December 31, 2022	1,008,927	$0.068	8.12	$9,601
Granted	344,182	$0.063	9.80	$-
Exercised	(23,254)	$0.062	(7.10)	$224
Forfeited	(24,374)	$0.067	(8.91)	$-
Expired	(5,006)	$0.070	-	$-
Outstanding at December 31, 2023	1,300,475	$0.066	7.75	$14,109

Exercisable at December 31, 2023	818,625	$0.067	7.28	$8,881
Vested and expected to vest at December 31, 2023	1,300,475	$0.066	7.75	$14,109

The Company assumes that all outstanding options are expected to vest. The weighted average fair values at grant date of options granted for the years ended December 31, 2024 and 2023 were $13.25 and $10.80 per share, respectively.

Summary of status of the Company’s nonvested employee options:

The following table summarizes the number of options outstanding for the years ended December 31, 2024 and December 31, 2023, and related information:

	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2023	481,850	9.68
Granted	542,039	13.25
Vested	(317,304)	9.99
Forfeited	(23,684)	10.83

Outstanding at December 31, 2024	682,901	12.33

Outstanding at December 31, 2022	458,218	8.24
Granted	344,182	10.80
Vested	(296,176)	8.76
Forfeited	(24,374)	9.53

Outstanding at December 31, 2023	481,850	9.68

The Company currently uses authorized and unissued shares to satisfy share award exercises.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2024	2023
Cost of sales	$303	$139
Research and development	610	240
General and administrative	4,975	1,964
Sales and marketing	719	224
	$6,607	$2,567